Note 8 - Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	March 31, 2021	December 31, 2020
RBL Capital Group, LLC	$9,194,427	$9,431,157
SBA Loan - EIDL	159,899	159,899
SBA Loan - PPP	491,493	491,493
Subtotal	9,845,819	10,082,549
Less: deferred loan costs	(153,777)	(138,944)
Subtotal	9,692,042	9,943,605
Less: current portion	(1,093,288)	(1,330,018)
Long term debt	$8,598,754	$8,613,587

	December 31, 2020	December 31, 2019
RBL Capital Group, LLC	$9,431,157	$9,431,157
SBA Loan - EIDL	159,899	-
SBA Loan - PPP	491,493	-
Subtotal	10,082,549	9,431,157
Less: deferred loan costs	(138,944)	(179,610)
Subtotal	9,943,605	9,251,547
Less: current portion	(1,330,018)	(909,086)
Long term debt	$8,613,587	$8,342,461

Schedule of Maturities of Long-term Debt [Table Text Block]
2021 (remainder of year)	$1,093,288
2022	8,574,057
2023	5,514
2024	5,514
thereafter	167,446

Balance March 31, 2021	$9,845,819

2021	1,330,018
2022	8,574,057
2023	5,514
2024	5,514
2025	167,446
Balance December 31, 2020	$10,082,549